Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	$ 390
Gains/(losses) recorded in income	(37)
Gains/(losses) recorded in OCI	13
Purchases/ Issuances	284
Sales/ Settlements	(133)
Transfers into/out of Level 3	328
Fair value, ending balance	845	$ 390
Change in unrealized gains/(losses)recorded in income for instruments still held	44
Precious metals [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances	5
Sales/ Settlements	(8)
Transfers into/out of Level 3	19
Fair value, ending balance	16
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	39
Gains/(losses) recorded in income	(10)
Sales/ Settlements	(18)
Transfers into/out of Level 3	7
Fair value, ending balance	18	39
Trading assets [member] | Trading loans [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Sales/ Settlements	(2)
Transfers into/out of Level 3	2
Trading assets [member] | Corporate debt and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	39
Gains/(losses) recorded in income	(10)
Sales/ Settlements	(16)
Transfers into/out of Level 3	5
Fair value, ending balance	18	39
Investment Securities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	589
Gains/(losses) recorded in income	16
Gains/(losses) recorded in OCI	13
Purchases/ Issuances	279
Sales/ Settlements	(107)
Transfers into/out of Level 3	(20)
Fair value, ending balance	770	589
Change in unrealized gains/(losses)recorded in income for instruments still held	14
Investment Securities [Member] | Other foreign governments debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	9
Purchases/ Issuances	61
Sales/ Settlements	(22)
Fair value, ending balance	48	9
Investment Securities [Member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	36
Gains/(losses) recorded in OCI	(5)
Sales/ Settlements	(18)
Fair value, ending balance	13	36
Investment Securities [Member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	544
Gains/(losses) recorded in income	16
Gains/(losses) recorded in OCI	18
Purchases/ Issuances	218
Sales/ Settlements	(67)
Transfers into/out of Level 3	(20)
Fair value, ending balance	709	544
Change in unrealized gains/(losses)recorded in income for instruments still held	14
Derivative Financial Assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	36
Gains/(losses) recorded in income	67
Purchases/ Issuances	31
Sales/ Settlements	(22)
Fair value, ending balance	112	36
Change in unrealized gains/(losses)recorded in income for instruments still held	58
Derivative Financial Assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in income	(2)
Purchases/ Issuances	4
Transfers into/out of Level 3	6
Fair value, ending balance	8
Change in unrealized gains/(losses)recorded in income for instruments still held	(2)
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(238)
Gains/(losses) recorded in income	(43)
Gains/(losses) recorded in OCI	0
Transfers into/out of Level 3	322
Fair value, ending balance	41	(238)
Change in unrealized gains/(losses)recorded in income for instruments still held	30
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(267)
Gains/(losses) recorded in income	(108)
Gains/(losses) recorded in OCI	0
Purchases/ Issuances	(24)
Sales/ Settlements	22
Transfers into/out of Level 3	303
Fair value, ending balance	(74)	(267)
Change in unrealized gains/(losses)recorded in income for instruments still held	(26)
Foreign exchange and gold contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in OCI	0
Purchases/ Issuances	(6)
Transfers into/out of Level 3	6
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(7)
Gains/(losses) recorded in OCI	0
Purchases/ Issuances	(5)
Transfers into/out of Level 3	7
Fair value, ending balance	(5)	(7)
IAS 39 [member] | Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	22	1,222
Gains/(losses) recorded in income		(20)
Sales/ Settlements		(1,180)
Fair value, ending balance		22
IAS 39 [member] | Investment Securities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	710	909
Gains/(losses) recorded in income		(24)
Gains/(losses) recorded in OCI		38
Purchases/ Issuances		122
Sales/ Settlements		(332)
Transfers into/out of Level 3		(3)
Fair value, ending balance		710
IAS 39 [member] | Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	$ (238)	(236)
Gains/(losses) recorded in income		10
Gains/(losses) recorded in OCI		0
Purchases/ Issuances		(6)
Sales/ Settlements		3
Transfers into/out of Level 3		(9)
Fair value, ending balance		(238)
IAS 39 [member] | Deposits [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(1,163)
Gains/(losses) recorded in income		6
Gains/(losses) recorded in OCI		0
Sales/ Settlements		$ 1,157